NET PREMIUMS EARNED (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from contracts with reinsurers	[1]	S/ (499,803)	S/ (503,586)	S/ (470,112)
Premiums ceded for automatic contracts [Member]
Income from contracts with reinsurers		(257,617)	(201,892)	(145,618)
Premiums ceded for facultative contracts [Member]
Income from contracts with reinsurers		(263,378)	(292,555)	(331,329)
Annual variation for unearned premiums ceded reserves [Member]
Income from contracts with reinsurers		S/ 21,192	S/ (9,139)	S/ 6,835

[1]	“Premiums ceded to reinsurers, net” include: